Reconciliation of Segment Operating Income to Consolidated Income Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total segment operating income	$ 219.5	$ 319.2	$ 324.6
Interest expense	(9.9)	(27.5)	(63.1)
Other income (expense), net	9.8	(37.6)	(55.5)
Total income before income taxes	219.4	254.1	206.0
Operating Segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total segment operating income	309.6	414.3	360.1
Corporate and Eliminations
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Other income (expense), net	$ (90.1)	$ (95.1)	$ (35.5)